RECENTLY ISSUED ACCOUNTING STANDARDS (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles

Standard	Description	Date of Adoption	Effect on our unaudited condensed consolidated Financial Statements or Other Significant Matters for the Successor Period
ASU 2022-03 Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions	This amendment is intended to reduce diversity in practice in the measurement of the fair value of equity securities subject to contractual sale restrictions. For entities that have investments in equity securities that are subject to contractual sale restrictions, the contractual restriction on the sale is not considered part of the unit of account of the equity security, is not considered when measuring fair value and additional disclosures are required. This amendment is required to be applied prospectively from date of adoption; early adoption is permitted.	January 1, 2024	No impact currently expected as a result of the adoption of this ASU.